Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Accounting Policies [Line Items]
Summary of Property Plant Equipment Estimated Useful Lives	Depreciation is computed using the straight-line method over the following estimated useful lives:
Electronic equipment	3 years
Furniture and office equipment	5 years
Vehicles	4 years
Leasehold improvement	shorter of expected lives of leasehold improvement and lease term

Summary of Finite Lived Intangible Assets Useful Lives	Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which are as follows:

Copyright	1-3 years
Software	1- 5 years
Trademark and others	3- 5 years

Summary of Contract Liabilities Consist of Deferred Revenue
Contract liabilities primarily consist of deferred revenue which comprises unconsumed virtual currency, unamortized revenue from time-based virtual items and unamortized subscription fees for podcast services:

	January 1, 2019	December 31, 2019	December 31, 2020	December 31, 2021
Deferred revenue	10,668	14,530	17,001	20,657

Summary of Accounts Receivable	The accounts receivable arises primarily from its advertising customers.

	December 31, 2020	December 31, 2021
Accounts receivable	8,361	6,458

Service Provider Concentration Risk [Member]
Disclosure of Accounting Policies [Line Items]
Summary of Advertising and Promotional Service Providers Details
The Group relied on advertising and promotional service providers and their affiliates to promote its platform and enhance brand awareness through a variety of online and offline marketing and brand promotion activities. The number of advertising and promotional service providers during the years ended December 31, 2019, 2020 and 2021 are as follows:

	For the year ended December 31,
	2019	2020	2021
Total number of advertising and promotional service providers	236	203	198
Number of service providers that accounted for 10% or more of the Group’s advertising and promotional expenses	2	3	2
Total percentage of the Group’s advertising and promotional expenses that were paid to these service providers who accounted for 10% or more of the Group’s advertising and promotional service expenses	36.0%	38.1%	44.9%

Accounts Receivable [Member]
Disclosure of Accounting Policies [Line Items]
Summary of Advertising and Promotional Service Providers Details
There were two and one customers that had receivable balances derived from advertising business exceeding l0% of the total accounts receivable balances of the Group as of December 31, 2020 and 2021, respectively, as follows:

	December 31, 2020	December 31, 2021
Customer A	68.3%	87.3%
Customer B	21.5%	—